Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0000711080
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	TOUCHSTONE MID CAP GROWTH FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Growth Fund (the “Fund”) seeks to increase the value of Fund shares as a primary goal
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	to earn income as a secondary goal.
Expense [Heading]		rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 58 and in the Fund's Statement of Additional Information (“SAI”) on page 55.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]		rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization of $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index (between $1.5 billion and $28 billion as of June 30, 2015). The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield” or the “Sub-Advisor”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund may also invest up to 20% of its total assets in foreign securities. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations, and product development and consideration of the company's industry category.

The Fund generally will sell a security if one or more of the following occurs: Westfield's predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock's peer group is no longer attractive; or better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading and focus on a particular market sector as part of its principal investment strategy.

The Fund's 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]		rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer's insolvency proceeding.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually reinvest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Sector Focus Risk: The Fund may focus its investments in certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the sector of focus will affect other securities in that sector of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's Prospectus.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell Midcap® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell Midcap® Growth Index.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Touchstone Mid Cap Growth Fund - Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 19.29% Worst Quarter: 4th Quarter 2008 (26.51)% The year-to-date return for the Fund's Class A shares as of June 30, 2015 is 4.24%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class C shares, Class B shares, Class Y shares and Institutional Class shares were October 3, 1994, October 3, 1994, May 1, 2001, February 2, 2009 and April 1, 2011, respectively. Class Y shares' performance and Institutional Class shares' performance were calculated using the historical performance of Class A shares for the periods prior to February 2, 2009 and April 1, 2011, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Russell Midcap® Growth Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	11.90%
5 Years		rr_AverageAnnualReturnYear05	16.94%
10 Years		rr_AverageAnnualReturnYear10	9.43%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	[2],[3]	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,084
Annual Return 2005		rr_AnnualReturn2005	10.74%
Annual Return 2006		rr_AnnualReturn2006	14.26%
Annual Return 2007		rr_AnnualReturn2007	12.09%
Annual Return 2008		rr_AnnualReturn2008	(39.41%)
Annual Return 2009		rr_AnnualReturn2009	37.71%
Annual Return 2010		rr_AnnualReturn2010	21.06%
Annual Return 2011		rr_AnnualReturn2011	(11.66%)
Annual Return 2012		rr_AnnualReturn2012	19.80%
Annual Return 2013		rr_AnnualReturn2013	34.67%
Annual Return 2014		rr_AnnualReturn2014	12.87%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.24%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.29%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.51%)
Label		rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.38%
5 Years		rr_AverageAnnualReturnYear05	12.91%
10 Years		rr_AverageAnnualReturnYear10	8.07%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	2.63%
5 Years		rr_AverageAnnualReturnYear05	11.05%
10 Years		rr_AverageAnnualReturnYear10	6.62%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	5.44%
5 Years		rr_AverageAnnualReturnYear05	10.07%
10 Years		rr_AverageAnnualReturnYear10	6.35%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.34%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	[2],[3]	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,058
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,058
Label		rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	7.67%
5 Years		rr_AverageAnnualReturnYear05	13.72%
10 Years		rr_AverageAnnualReturnYear10	8.18%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	[2],[3]	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,390
Label		rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	11.17%
5 Years		rr_AverageAnnualReturnYear05	13.42%
10 Years		rr_AverageAnnualReturnYear10	7.89%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	[2],[3]	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,294
Label		rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.23%
5 Years		rr_AverageAnnualReturnYear05	14.59%
10 Years		rr_AverageAnnualReturnYear10	8.90%
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	[2],[3]	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,190
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	13.33%
5 Years		rr_AverageAnnualReturnYear05	14.60%
10 Years		rr_AverageAnnualReturnYear10	8.87%

[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated March 31, 2015.
[3]	Touchstone Advisors, Inc. and Touchstone Strategic Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.39%, 2.14%, 2.14%, 1.14%, and 0.99% of average daily net assets for Classes A, B, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.